Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Thousands	Dec. 31, 2021	Dec. 31, 2020
Consolidated Balance Sheets
Ordinary shares, US$0.0001 par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,000,300,000	1,000,300,000
Ordinary shares, shares issued	3,273,835	3,349,335
Ordinary shares, shares outstanding	3,273,835	3,349,335